Note 7 Financial Instruments At Fair Value By Levels (Details) - EUR (€)		Jun. 30, 2021	Dec. 31, 2020
Assets [Line Items]
Cash and cash equivalents		€ 5,872,000,000	€ 6,447,000,000
Derivative financial assets held for trading	[1]	28,672,000,000	40,183,000,000
Financial assets at fair value through other comprehensive income		73,186,000,000	69,440,000,000
Financial assets at amortised cost		368,026,000,000	367,668,000,000
Derivative financial assets held for hedging		1,530,000,000	1,991,000,000
liabilities [Line Items]
Derivative financial liabilities held for trading	[1]	29,329,000,000	41,680,000,000
Financial liabilities at amortised cost		479,618,000,000	490,606,000,000
Derivative financial liabilities held for hedging		2,384,000,000	2,318,000,000
Level 1 Of Fair Value Hierarchy [Member]
Assets [Line Items]
Cash and cash equivalents		61,511,000,000	65,355,000,000
Derivative financial assets held for trading		31,858,000,000	32,555,000,000
Loans and receivables financial assets held for trading financial instruments		1,274,000,000	2,379,000,000
Debt securities financial assets held for trading financial instruments		12,638,000,000	12,790,000,000
Equity instruments financial assets held for trading financial instruments		14,276,000,000	11,367,000,000
Derivatives financial assets held for trading financial instruments		3,669,000,000	6,019,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss by levels		2,432,000,000	3,826,000,000
Loans and advances Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss by levels		200,000,000	210,000,000
Debt securities Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss by levels		0	4,000,000
Equity instruments Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss by levels		2,232,000,000	3,612,000,000
Financial assets designated at fair value through profit or loss by levels		940,000,000	939,000,000
Loans and advances Financial assets designated at fair value through profit or loss by levels		0	0
Debt securities Financial assets designated at fair value through profit or loss by levels		940,000,000	939,000,000
Equity instruments Financial assets designated at fair value through profit or loss by levels		0	0
Financial assets at fair value through other comprehensive income		63,363,000,000	60,976,000,000
Loans and advances Financial Assets At Fair Value Through other comprehensive income by levels		27,000,000	33,000,000
Debt securities Financial Assets At Fair Value Through other comprehensive income by levels		62,133,000,000	59,982,000,000
Equity instruments Financial Assets At Fair Value Through other comprehensive income by levels		1,203,000,000	961,000,000
Financial assets at amortised cost		32,608,000,000	35,196,000,000
Derivative financial assets held for hedging		69,000,000	120,000,000
liabilities [Line Items]
Derivative financial liabilities held for trading		24,286,000,000	27,587,000,000
Deposits Financial liabilities held for trading by levels		9,658,000,000	8,381,000,000
Derivatives Financial liabilities held for trading by levels		4,218,000,000	7,402,000,000
Short positions Financial liabilities held for trading by levels		10,410,000,000	11,805,000,000
Financial liabilities designated at fair value through profit or loss by levels		1,000,000	0
Deposits Financial liabilities designated at fair value through profit or loss by levels		0	0
Debts represented by marketable securities financial liabilities designated at fair value through profit or loss		1,000,000	0
Other financial liabilities financial liabilities designated at fair value through profit or loss		0	0
Financial liabilities at amortised cost		89,092,000,000	90,839,000,000
Derivative financial liabilities held for hedging		32,000,000	53,000,000
Level 2 Of Fair Value Hierarchy [Member]
Assets [Line Items]
Cash and cash equivalents		0	0
Derivative financial assets held for trading		68,621,000,000	73,856,000,000
Loans and receivables financial assets held for trading financial instruments		31,599,000,000	28,659,000,000
Debt securities financial assets held for trading financial instruments		12,157,000,000	11,123,000,000
Equity instruments financial assets held for trading financial instruments		0	31,000,000
Derivatives financial assets held for trading financial instruments		24,865,000,000	34,043,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss by levels		2,212,000,000	381,000,000
Loans and advances Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss by levels		0	0
Debt securities Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss by levels		166,000,000	324,000,000
Equity instruments Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss by levels		2,045,000,000	57,000,000
Financial assets designated at fair value through profit or loss by levels		157,000,000	178,000,000
Loans and advances Financial assets designated at fair value through profit or loss by levels		0	0
Debt securities Financial assets designated at fair value through profit or loss by levels		157,000,000	178,000,000
Equity instruments Financial assets designated at fair value through profit or loss by levels		0	0
Financial assets at fair value through other comprehensive income		9,089,000,000	7,866,000,000
Loans and advances Financial Assets At Fair Value Through other comprehensive income by levels		0	0
Debt securities Financial Assets At Fair Value Through other comprehensive income by levels		9,052,000,000	7,832,000,000
Equity instruments Financial Assets At Fair Value Through other comprehensive income by levels		37,000,000	34,000,000
Financial assets at amortised cost		13,033,000,000	15,066,000,000
Derivative financial assets held for hedging		1,452,000,000	1,862,000,000
liabilities [Line Items]
Derivative financial liabilities held for trading		56,578,000,000	58,045,000,000
Deposits Financial liabilities held for trading by levels		31,729,000,000	23,495,000,000
Derivatives Financial liabilities held for trading by levels		24,774,000,000	34,046,000,000
Short positions Financial liabilities held for trading by levels		75,000,000	504,000,000
Financial liabilities designated at fair value through profit or loss by levels		8,329,000,000	8,558,000,000
Deposits Financial liabilities designated at fair value through profit or loss by levels		852,000,000	902,000,000
Debts represented by marketable securities financial liabilities designated at fair value through profit or loss		2,262,000,000	3,038,000,000
Other financial liabilities financial liabilities designated at fair value through profit or loss		5,214,000,000	4,617,000,000
Financial liabilities at amortised cost		242,661,000,000	255,278,000,000
Derivative financial liabilities held for hedging		2,325,000,000	2,250,000,000
Level 3 Of Fair Value Hierarchy [Member]
Assets [Line Items]
Cash and cash equivalents		176,000,000	165,000,000
Derivative financial assets held for trading		5,045,000,000	1,847,000,000
Loans and receivables financial assets held for trading financial instruments		4,548,000,000	1,609,000,000
Debt securities financial assets held for trading financial instruments		321,000,000	57,000,000
Equity instruments financial assets held for trading financial instruments		38,000,000	60,000,000
Derivatives financial assets held for trading financial instruments		138,000,000	121,000,000
Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss by levels		1,099,000,000	992,000,000
Loans and advances Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss by levels		522,000,000	499,000,000
Debt securities Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss by levels		27,000,000	28,000,000
Equity instruments Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss by levels		549,000,000	465,000,000
Financial assets designated at fair value through profit or loss by levels		9,000,000	0
Loans and advances Financial assets designated at fair value through profit or loss by levels		0	0
Debt securities Financial assets designated at fair value through profit or loss by levels		9,000,000	0
Equity instruments Financial assets designated at fair value through profit or loss by levels		0	0
Financial assets at fair value through other comprehensive income		734,000,000	598,000,000
Loans and advances Financial Assets At Fair Value Through other comprehensive income by levels		0	0
Debt securities Financial Assets At Fair Value Through other comprehensive income by levels		626,000,000	493,000,000
Equity instruments Financial Assets At Fair Value Through other comprehensive income by levels		108,000,000	105,000,000
Financial assets at amortised cost		328,484,000,000	324,005,000,000
Derivative financial assets held for hedging		9,000,000	8,000,000
liabilities [Line Items]
Derivative financial liabilities held for trading		1,998,000,000	856,000,000
Deposits Financial liabilities held for trading by levels		1,661,000,000	621,000,000
Derivatives Financial liabilities held for trading by levels		336,000,000	232,000,000
Short positions Financial liabilities held for trading by levels		0	3,000,000
Financial liabilities designated at fair value through profit or loss by levels		1,481,000,000	1,492,000,000
Deposits Financial liabilities designated at fair value through profit or loss by levels		0	0
Debts represented by marketable securities financial liabilities designated at fair value through profit or loss		1,481,000,000	1,492,000,000
Other financial liabilities financial liabilities designated at fair value through profit or loss		0	0
Financial liabilities at amortised cost		149,866,000,000	144,889,000,000
Derivative financial liabilities held for hedging		€ 26,000,000	€ 15,000,000

[1]	(*) The variation corresponds mainly to derivatives evolution in BBVA S.A